Contract Assets and Contract Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Contract Assets and Contract Liabilities [Abstract]
CONTRACT ASSETS AND CONTRACT LIABILITIES
11	CONTRACT ASSETS AND CONTRACT LIABILITIES

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Contract Assets
Contract cost	189,071,858	232,283,405	55,141,461
Contract margin	24,840,605	33,377,175	7,923,365
Contract revenue recognized	213,912,463	265,660,580	63,064,826
Less: Bill to trade receivables	(180,008,528)	(244,671,600)	(58,082,279)
Contract assets carried forward	33,903,935	20,988,980	4,982,547
Contract cost assets	—	—	—
Less: Provision for impairment loss	(2,668,908)	(2,668,908)	(633,569)
Add: Accrued revenue	1,312,562	1,980,694	470,195
Balance carried forward	32,547,589	20,300,766	4,819,173

Decrease in contract assets	18,445,458	12,246,823	2,907,258
Increase in provision for impairment loss	(2,372,132)	—	—

Significant decrease in contract assets for the year ended June 30, 2025 primarily due to a decrease in unbilled revenue related to the satisfaction of performance obligation in excess of amounts billed to customers.

8	CONTRACT ASSETS AND CONTRACT LIABILITIES

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Contract Assets
Contract cost	128,952,000	189,071,858	42,245,974
Contract margin	22,018,596	24,840,605	5,550,353
Contract revenue recognized	150,970,596	213,912,463	47,796,327
Less: Bill to trade receivables	(100,687,277)	(180,008,528)	(40,220,875)
Contract assets carried forward	50,283,319	33,903,935	7,575,452
Contract cost assets	959,005	—	—
Less: Provision for impairment loss	(296,776)	(2,668,908)	(596,337)
Add: Accrued revenue	47,499	1,312,562	293,277
Balance carried forward	50,993,047	32,547,589	7,272,392

(Increase)/Decrease in contract assets	(32,709,220)	18,445,458	4,121,429
Increase in provision for impairment loss	(296,776)	(2,372,132)	(530,026)

Contract Liabilities
Balance brought forward	806,058	—	—
Add: Deposits and prepayment from customer	(800,058)	—	—
Adjustment for unrealized foreign exchange movement	12,070	—	—
Adjustment to other payables	(18,070)	—	—
Balance carries forward	—	—	—

(Decrease)/Increase in contract liabilities	(806,058)	—	—

Significant decrease in contract assets for the year ended December 31, 2024 primarily due to a decrease in unbilled revenue related to the satisfaction of performance obligation in excess of amounts billed to customers.